CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (12,004)	$ (7,203)	$ (3,831)
Adjustments required to reconcile net loss to net cash used in operating activities:
Gain from discontinued operations			(12)
Non-cash stock-based compensation	3,400	2,337	1,529
Depreciation	179	201	264
Severance pay, net	(7)	92	(117)
Gain from sale of Evogene shares	(239)	(419)	(3,721)
Changes in fair value of the embedded derivatives in the research and development funding arrangement	113	97
Decrease in trade receivables and other accounts receivable and prepaid expenses	43	192	58
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(734)	562	(1,534)
Increase (decrease) in deferred revenue		(113)	13
Gain from the sale of property and equipment		(25)	(102)
Net cash used in operating activities	(9,249)	(4,279)	(7,453)
Cash flows from investing activities:
Proceeds from redemption of deposits and maturities of marketable securities, net	14,524	500	2,612
Investment in bank deposits	(16,525)	(14,524)	(500)
Changes in restricted cash	592	(1)	(96)
Purchase of property and equipment	(96)	(46)	(48)
Decrease (increase) in long-term prepaid expenses	47	(46)	23
Proceeds from sale of investment in Evogene	232	424	3,557
Proceeds from sale of property and equipment		25	185
Net cash provided by (used in) investing activities	(1,226)	(13,668)	5,733
Cash flows from financing activities:
Warrants issuance expenses in connection with funding arrangement		(61)
Proceeds from issuance of shares, net		7,790	12,013
Proceeds from research and development funding arrangements	7,000
Exercise of options	2,021	2,379	196
Net cash provided by financing activities	9,021	10,108	12,209
Increase (decrease) in cash and cash equivalents	(1,454)	(7,839)	10,489
Cash and cash equivalents at the beginning of the year	7,300	15,139	4,650
Cash and cash equivalents at the end of the year	5,846	7,300	15,139
Supplemental disclosure of non-cash investing and financing activities:
Receivables on account of shares and from funding arrangement		5,000	7,790
Receivables for other finance proceeds	$ 20	$ 41